Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets	12 Months Ended
	Jun. 30, 2023 USD ($)
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 7,097,625
Increase/(Decrease) in right-of-use assets, at cost	588,028
Exchange rate translation of right-of-use assets, at cost	(524,544)
Ending balance of total right-of-use assets, at cost	7,161,109
Beginning balance of accumulated amortization	(1,047,160)
Increase /(Decrease) in accumulated amortization	(520,859)
Less: accumulated amortization exchange rate translation of right-of-use assets, at cost	41,212
Ending balance of accumulated amortization	(1,526,807)
Beginning balance of right-of-use assets, net	6,050,465
Increase /(Decrease) in right-of-use assets, net	67,169
Exchange rate translation of right-of-use assets, net	(483,332)
Ending balance of right-of-use assets, net	5,634,302
Shou Hill Valley Area [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,235,003
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(159,108)
Ending balance of total right-of-use assets, at cost	2,075,895
Villas Member
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,205,984
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(157,042)
Ending balance of total right-of-use assets, at cost	2,048,942
Farmland [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	2,235,003	[1]
Increase/(Decrease) in right-of-use assets, at cost		[1]
Exchange rate translation of right-of-use assets, at cost	(159,108)	[1]
Ending balance of total right-of-use assets, at cost	2,075,895	[1]
Base Station Tower [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	260,356
Increase/(Decrease) in right-of-use assets, at cost
Exchange rate translation of right-of-use assets, at cost	(18,534)
Ending balance of total right-of-use assets, at cost	241,822
Office [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost	161,279
Increase/(Decrease) in right-of-use assets, at cost	(154,873)
Exchange rate translation of right-of-use assets, at cost	(6,406)
Ending balance of total right-of-use assets, at cost
Warehouse [Member]
Operating Lease Right-of-Use Assets, Net (Details) - Schedule of Operating Lease Right -Of-Use Assets [Line Items]
Beginning balance of total right-of-use assets, at cost		[2]
Increase/(Decrease) in right-of-use assets, at cost	742,901	[2]
Exchange rate translation of right-of-use assets, at cost	(24,346)	[2]
Ending balance of total right-of-use assets, at cost	$ 718,555	[2]

[1]	On July 7, 2021, E-Home Pingtan entered into an agreement with an unaffiliated company and individual to obtain the right of use for farmland of 74 acers for $2,319,791 (RMB 15,000,000). The Company prepaid the installment of $2,319,791 (RMB 15,000,000) to the individual as of June 30, 2022.
[2]	On December 1, 2016, Zhongrun entered into an agreement with an unaffiliated company and individual to obtain the right of use for warehouse of 7,199.38 square meters for $2,127,121 (RMB 14,814,544). The Company acquired the operating lease right-of-use assets from its acquisition of Zhongrun in July 2023.